UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1.

Reports to Stockholders

Fidelity® International Credit Central Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2018
United States of America	19.9%
United Kingdom	13.6%
Netherlands	12.9%
France	11.0%
Germany	4.9%
Switzerland	4.8%
Luxembourg	4.7%
Mexico	4.7%
Canada	2.2%
Other	21.3%

Percentages are based on country or territory of incorporation and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within the United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2018
U.S. Government and U.S. Government Agency Obligations	0.3%
AA	6.0%
A	9.6%
BBB	43.2%
BB and Below	20.0%
Not Rated	10.7%
Equities	0.4%
Short-Term Investments and Net Other Assets	9.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*,**
Corporate Bonds	65.8%
U.S. Government and U.S. Government Agency Obligations	0.3%
Foreign Government and Government Agency Obligations	8.1%
Other Investments	16.0%
Short-Term Investments and Net Other Assets (Liabilities)	9.8%

 * Foreign Currency Contracts - (71.8)%

 ** Futures and Swaps - 6.4%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 65.8%
		Principal Amount(a)	Value
Argentina - 1.0%
YPF SA 8.5% 3/23/21 (Reg. S)		$1,630,000	$1,656,895
Bailiwick of Jersey - 0.9%
Heathrow Funding Ltd. 6% 3/20/20	GBP	1,040,000	1,476,067
British Virgin Islands - 1.9%
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		395,000	379,074
Proven Honour Capital Ltd.:
4.125% 5/19/25 (Reg. S)		535,000	507,328
4.125% 5/6/26 (Reg. S)		1,000,000	940,300
Sinopec Group Overseas Development 2.5% 9/13/22 (Reg. S)		1,445,000	1,375,523

TOTAL BRITISH VIRGIN ISLANDS			3,202,225

Canada - 1.5%
The Toronto-Dominion Bank 2.447% 4/2/19 (Reg. S)	CAD	3,424,000	2,612,387
Cayman Islands - 1.3%
Banco Do Brasil SA 4.625% 1/15/25 (b)		895,000	824,528
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	1,215,000	1,433,308

TOTAL CAYMAN ISLANDS			2,257,836

Denmark - 2.6%
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	1,945,000	2,419,010
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,700,000	2,103,159

TOTAL DENMARK			4,522,169

France - 6.0%
Altareit SCA 2.875% 7/2/25 (Reg. S)	EUR	1,100,000	1,273,484
Carmila SA 2.125% 3/7/28 (Reg. S)	EUR	1,500,000	1,736,252
Gecina SA 1.375% 1/26/28 (Reg. S)	EUR	700,000	796,514
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	1,500,000	1,734,835
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	1,500,000	1,725,479
2.75% 4/13/23 (Reg. S)	EUR	1,400,000	1,716,882
SR Teleperformance SA 1.875% 7/2/25 (Reg. S)	EUR	1,200,000	1,389,771

TOTAL FRANCE			10,373,217

Germany - 4.5%
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	2,200,000	2,453,278
Deutsche Bank AG 5% 6/24/20	EUR	650,000	799,223
Dvb Bank Se 1.25% 4/22/20	EUR	400,000	473,435
TLG Immobilien AG 1.375% 11/27/24 (Reg. S)	EUR	1,500,000	1,748,473
Volkswagen Bank GmbH 1.25% 6/10/24 (Reg. S)	EUR	2,000,000	2,310,588

TOTAL GERMANY			7,784,997

Ireland - 3.3%
AIB Group PLC 2.25% 7/3/25 (Reg. S)	EUR	1,050,000	1,214,496
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,665,000	2,036,951
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		2,430,000	2,480,568

TOTAL IRELAND			5,732,015

Italy - 0.9%
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	1,110,000	1,053,236
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	574,000	542,970

TOTAL ITALY			1,596,206

Luxembourg - 2.8%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	1,399,000	1,694,129
Altice SA 7.25% 5/15/22 (Reg. S)	EUR	355,000	416,642
Blackstone Property Partners Europe LP 1.4% 7/6/22 (Reg. S)	EUR	1,810,000	2,112,239
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	605,000	706,508

TOTAL LUXEMBOURG			4,929,518

Mexico - 4.7%
BBVA Bancomer SA 7.25% 4/22/20 (Reg. S)		1,235,000	1,290,575
CEMEX S.A.B. de CV 4.375% 3/5/23 (Reg. S)	EUR	620,000	750,101
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		470,000	478,272
Petroleos Mexicanos:
3.625% 11/24/25 (Reg. S)	EUR	670,000	768,342
3.75% 2/21/24 (Reg. S)	EUR	4,105,000	4,860,971

TOTAL MEXICO			8,148,261

Netherlands - 10.5%
ABN AMRO Bank NV:
2.875% 1/18/28 (Reg. S) (c)	EUR	500,000	615,568
4.4% 3/27/28 (Reg. S) (c)		400,000	392,160
Brenntag Finance BV 1.125% 9/27/25 (Reg. S)	EUR	875,000	1,004,889
Demeter Investments BV:
5.125% 6/1/48 (Reg. S) (c)		1,768,000	1,693,199
5.625% 8/15/52 (Reg. S) (c)		1,255,000	1,223,433
5.75% 8/15/50 (Reg. S) (c)		850,000	842,078
Deutsche Annington Finance BV:
1.5% 3/22/26	EUR	500,000	579,842
5% 10/2/23 (b)		950,000	968,408
Mylan NV 2.25% 11/22/24 (Reg. S)	EUR	695,000	839,968
NN Group NV 4.625% 4/8/44 (Reg. S) (c)	EUR	655,000	821,439
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	1,530,000	1,838,998
6.125% 1/17/22		406,000	412,902
RWE Finance BV 0.75% 11/30/22 (Reg. S)	EUR	1,200,000	1,417,774
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	1,650,000	1,765,206
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	520,000	591,333
1.25% 3/31/23 (Reg. S)	EUR	1,025,000	1,086,505
4.5% 3/1/25	EUR	400,000	478,241
Volkswagen Financial Services AG 0.875% 4/12/23 (Reg. S)	EUR	1,450,000	1,676,258

TOTAL NETHERLANDS			18,248,201

Spain - 2.4%
CaixaBank SA:
2.75% 7/14/28 (Reg. S) (c)	EUR	700,000	827,865
5% 11/14/23 (Reg. S) (c)	EUR	800,000	949,681
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	1,300,000	1,506,754
Inmobiliaria Colonial SA 2% 4/17/26 (Reg. S)	EUR	700,000	804,577

TOTAL SPAIN			4,088,877

Sweden - 0.8%
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	1,150,000	1,351,599
Switzerland - 4.8%
Credit Suisse Group AG 6.5% 8/8/23 (Reg. S)		3,940,000	4,190,844
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	3,264,000	4,097,074

TOTAL SWITZERLAND			8,287,918

United Kingdom - 6.0%
BAT International Finance PLC 1.25% 3/13/27 (Reg. S)	EUR	2,275,000	2,559,652
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	635,000	827,537
G4S International Finance PLC 1.875% 5/24/25 (Reg. S)	EUR	900,000	1,058,692
HSBC Holdings PLC 2.256% 11/13/26 (Reg. S) (c)	GBP	1,635,000	2,071,389
Imperial Tobacco Finance PLC 8.125% 3/15/24	GBP	975,000	1,656,212
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	830,000	1,035,863
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	325,000	444,966
4.5% 9/7/23 (Reg. S)	GBP	600,000	815,173

TOTAL UNITED KINGDOM			10,469,484

United States of America - 9.9%
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26		2,603,000	2,549,086
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		2,200,000	2,212,654
CEMEX Finance LLC 4.625% 6/15/24	EUR	1,475,000	1,808,665
Chesapeake Energy Corp. 6.125% 2/15/21		530,000	536,625
Citigroup, Inc.:
4.3% 11/20/26		1,715,000	1,672,899
5.125% 12/12/18	GBP	115,000	154,288
5.5% 9/13/25		580,000	615,602
DCP Midstream LLC 4.75% 9/30/21 (b)		100,000	101,000
Goldman Sachs Group, Inc. 4.25% 10/21/25		2,612,000	2,572,903
Morgan Stanley:
3.95% 4/23/27		1,343,000	1,279,800
4.35% 9/8/26		625,000	617,238
Reynolds American, Inc. 4.45% 6/12/25		1,686,000	1,694,440
Time Warner Cable, Inc. 4.5% 9/15/42		1,525,000	1,252,136

TOTAL UNITED STATES OF AMERICA			17,067,336

TOTAL NONCONVERTIBLE BONDS
(Cost $116,315,471)			113,805,208

U.S. Government and Government Agency Obligations - 0.3%
U.S. Treasury Obligations - 0.3%
U.S. Treasury Bonds:
2.5% 2/15/45 (d)		$59,000	$53,738
3% 5/15/47 (d)(e)		297,000	297,545
U.S. Treasury Notes 2% 5/31/24 (d)		225,000	215,314
			566,597
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $578,426)			566,597

Foreign Government and Government Agency Obligations - 8.1%
France - 2.2%
French Government 1% 11/25/18	EUR	$3,222,000	$3,785,852
Greece - 0.8%
Greek Government:
3.375% 2/15/25 (Reg. S) (b)	EUR	880,000	1,018,035
3.5% 1/30/23	EUR	300,000	356,392

TOTAL GREECE			1,374,427

Indonesia - 2.8%
Indonesian Republic 2.625% 6/14/23	EUR	4,000,000	4,860,010
United Kingdom - 2.3%
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37	GBP	772,000	1,022,611
4.25% 3/7/36 (d)(e)	GBP	1,260,000	2,318,637
4.25% 12/7/49	GBP	315,000	671,002

TOTAL UNITED KINGDOM			4,012,250

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,070,512)			14,032,539
		Shares	Value

Nonconvertible Preferred Stocks - 0.4%
United Kingdom - 0.4%
Nationwide Building Society 10.25% (f)
(Cost $667,935)		3,207	642,273
		Principal Amount(a)	Value

Preferred Securities - 15.6%
Australia - 0.8%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(g)		1,495,000	1,340,201
Belgium - 0.5%
KBC Groep NV 5.625% (c)(g)	EUR	695,000	826,861
Canada - 0.7%
Bank of Nova Scotia 4.65% (c)(g)		1,415,000	1,294,957
France - 2.6%
AXA SA:
3.941% (c)(g)	EUR	592,000	731,450
6.463% (Reg. S) (c)(g)		312,000	305,917
6.6862% (c)(g)	GBP	210,000	333,527
BNP Paribas SA 6.75% (Reg. S) (c)(g)		815,000	825,182
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(g)	EUR	1,300,000	1,593,558
Danone SA 1.75% (Reg. S) (c)(g)	EUR	700,000	785,664

TOTAL FRANCE			4,575,298

Germany - 0.4%
Deutsche Bank AG 6% (Reg. S) (c)(g)	EUR	700,000	731,783
Italy - 0.3%
Assicurazioni Generali SpA 6.416% (c)(g)	GBP	400,000	555,213
Luxembourg - 2.0%
CPI Property Group SA 4.375% (Reg. S) (c)(g)	EUR	1,111,000	1,226,328
Grand City Properties SA 3.75% (c)(g)	EUR	1,800,000	2,173,308

TOTAL LUXEMBOURG			3,399,636

Netherlands - 2.4%
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)	EUR	865,000	1,196,300
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(g)	EUR	920,000	1,065,840
2.7%(Reg. S) (c)(g)	EUR	500,000	577,898
4.625% (Reg. S) (c)(g)	EUR	1,100,000	1,276,316

TOTAL NETHERLANDS			4,116,354

Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA 6.75% (Reg. S) (c)(g)	EUR	1,400,000	1,713,620
United Kingdom - 4.9%
Aviva PLC 6.125% (c)(g)	GBP	1,680,000	2,516,923
Barclays Bank PLC 7.625% 11/21/22		2,305,000	2,500,920
Barclays PLC:
6.625% (c)(g)		300,000	301,080
7.875% (Reg. S) (c)(g)	GBP	860,000	1,207,002
HSBC Holdings PLC 5.25% (c)(g)	EUR	980,000	1,220,337
Pennon Group PLC 2.875% (Reg. S) (c)(g)	GBP	575,000	757,699

TOTAL UNITED KINGDOM			8,503,961

TOTAL PREFERRED SECURITIES
(Cost $28,353,091)			27,057,884
		Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.93% (h)
(Cost $2,806,978)		2,806,417	2,806,978

Purchased Swaptions - 0.2%(i)
	Expiration Date	Notional Amount	Value
Put Options - 0.2%
Option with an exercise rate of 3.375% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 29 Index expiring June 2023, paying 5% quarterly	8/15/18	EUR 29,200,000	$247,502
Option with an exercise rate of 3.375% on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 29 Index expiring June 2023, paying 5% quarterly	8/15/18	EUR 6,100,000	51,704
Option with an exercise rate of 3.375% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Index expiring June 2023, paying 5% quarterly	9/19/18	EUR 3,300,000	44,525

TOTAL PUT OPTIONS			343,731

TOTAL PURCHASED SWAPTIONS
(Cost $504,502)			343,731
TOTAL INVESTMENT IN SECURITIES - 92.0%
(Cost $163,296,915)			159,255,210
NET OTHER ASSETS (LIABILITIES) - 8.0%			13,833,525
NET ASSETS - 100%			$173,088,735

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	16	Sept. 2018	$1,531,746	$22,620	$22,620
TME 10 Year Canadian Note Contracts (Canada)	32	Sept. 2018	3,327,669	36,590	36,590
TOTAL BOND INDEX CONTRACTS					59,210
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	30	Sept. 2018	6,354,844	(23,496)	(23,496)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	85	Sept. 2018	9,657,461	48,139	48,139
CBOT Long Term U.S. Treasury Bond Contracts (United States)	16	Sept. 2018	2,320,000	72,840	72,840
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	17	Sept. 2018	2,179,984	43,659	43,659
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	26	Sept. 2018	4,148,625	147,974	147,974
TOTAL TREASURY CONTRACTS					289,116

TOTAL PURCHASED					348,326

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	135	Sept. 2018	20,836,997	(59,511)	(59,511)
Eurex Euro-Bund Contracts (Germany)	51	Sept. 2018	9,681,120	(108,745)	(108,745)

TOTAL SOLD					(168,256)

TOTAL FUTURES CONTRACTS					$180,070

The notional amount of futures purchased as a percentage of Net Assets is 17.1%

The notional amount of futures sold as a percentage of Net Assets is 17.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $43,876,174.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	20,686	AUD	28,000	Citibank, N.A.	7/3/18	$(35)
USD	3,795	CAD	5,000	Goldman Sachs Bank USA	7/3/18	(11)
USD	26,548	CAD	35,000	Goldman Sachs Bank USA	7/3/18	(75)
AUD	7,000	USD	5,173	Citibank, N.A.	8/16/18	9
AUD	3,000	USD	2,272	JPMorgan Chase Bank, N.A.	8/16/18	(51)
CAD	51,000	USD	39,250	BNP Paribas SA	8/16/18	(426)
CAD	27,000	USD	20,883	Goldman Sachs Bank USA	8/16/18	(329)
CAD	4,000	USD	3,065	JPMorgan Chase Bank, N.A.	8/16/18	(20)
CAD	59,000	USD	44,433	State Street Bank And Trust Co	8/16/18	481
EUR	348,000	USD	407,989	BNP Paribas SA	8/16/18	(229)
EUR	158,000	USD	187,275	Citibank, N.A.	8/16/18	(2,142)
EUR	324,000	USD	379,568	Goldman Sachs Bank USA	8/16/18	71
EUR	95,000	USD	112,649	JPMorgan Chase Bank, N.A.	8/16/18	(1,335)
EUR	129,000	USD	149,985	JPMorgan Chase Bank, N.A.	8/16/18	1,167
EUR	226,000	USD	264,027	JPMorgan Chase Bank, N.A.	8/16/18	783
EUR	134,000	USD	155,794	JPMorgan Chase Bank, N.A.	8/16/18	1,217
EUR	88,000	USD	102,888	JPMorgan Chase Bank, N.A.	8/16/18	224
EUR	76,000	USD	89,047	State Street Bank And Trust Co	8/16/18	4
GBP	67,000	USD	89,225	BNP Paribas SA	8/16/18	(621)
GBP	67,000	USD	89,967	Canadian Imperial Bank of Commerce	8/16/18	(1,363)
GBP	398,000	USD	532,655	Citibank, N.A.	8/16/18	(6,322)
GBP	303,000	USD	399,829	Citibank, N.A.	8/16/18	872
GBP	21,000	USD	27,767	Goldman Sachs Bank USA	8/16/18	5
GBP	13,000	USD	17,512	JPMorgan Chase Bank, N.A.	8/16/18	(320)
GBP	247,000	USD	328,748	JPMorgan Chase Bank, N.A.	8/16/18	(2,104)
GBP	357,000	USD	476,946	State Street Bank And Trust Co	8/16/18	(4,833)
USD	23,296	AUD	31,000	JPMorgan Chase Bank, N.A.	8/16/18	351
USD	17,201	AUD	23,000	State Street Bank And Trust Co	8/16/18	177
USD	13,813	CAD	18,000	BNP Paribas SA	8/16/18	110
USD	2,754,341	CAD	3,541,000	JPMorgan Chase Bank, N.A.	8/16/18	58,738
USD	46,089	CAD	59,000	JPMorgan Chase Bank, N.A.	8/16/18	1,175
USD	5,157,286	EUR	4,343,000	BNP Paribas SA	8/16/18	68,487
USD	102,022	EUR	87,000	BNP Paribas SA	8/16/18	82
USD	115,186	EUR	99,000	Canadian Imperial Bank of Commerce	8/16/18	(815)
USD	135,344	EUR	115,000	Citibank, N.A.	8/16/18	596
USD	191,476	EUR	164,000	Citibank, N.A.	8/16/18	(687)
USD	7,344,961	EUR	6,190,000	Goldman Sachs Bank USA	8/16/18	91,988
USD	9,252,357	EUR	7,836,000	Goldman Sachs Bank USA	8/16/18	70,725
USD	248,421	EUR	211,000	Goldman Sachs Bank USA	8/16/18	1,187
USD	58,656,000	EUR	49,175,298	JPMorgan Chase Bank, N.A.	8/16/18	1,036,107
USD	6,878,846	EUR	5,769,000	JPMorgan Chase Bank, N.A.	8/16/18	119,168
USD	3,122,583	EUR	2,634,000	JPMorgan Chase Bank, N.A.	8/16/18	36,261
USD	6,262,082	EUR	5,292,000	JPMorgan Chase Bank, N.A.	8/16/18	61,317
USD	9,292,482	EUR	7,835,000	JPMorgan Chase Bank, N.A.	8/16/18	112,022
USD	116,552	EUR	100,000	JPMorgan Chase Bank, N.A.	8/16/18	(620)
USD	2,931,016	GBP	2,166,000	Citibank, N.A.	8/16/18	66,600
USD	289,742	GBP	220,000	Citibank, N.A.	8/16/18	(603)
USD	221,359	GBP	166,000	Goldman Sachs Bank USA	8/16/18	1,833
USD	14,800,000	GBP	10,933,596	JPMorgan Chase Bank, N.A.	8/16/18	340,921
USD	1,383,004	GBP	1,027,000	JPMorgan Chase Bank, N.A.	8/16/18	24,853
USD	821,595	GBP	607,000	State Street Bank And Trust Co	8/16/18	18,871
USD	127,311	GBP	95,000	State Street Bank And Trust Co	8/16/18	1,679
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$2,095,140
					Unrealized Appreciation	2,118,081
					Unrealized Depreciation	(22,941)

For the period, the average contract value for forward foreign currency contracts in the aggregate was $107,154,902. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Accor SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 890,000	$(18,535)	$12,635	$(5,900)
Gas Natural Capital Markets SA		Jun. 2022	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,800,000	(30,670)	31,065	395
Royal Bank Of Scotland Grp PLC		Jun. 2023	BNP Paribas SA	(1%)	Quarterly	EUR 1,324,000	8,143	0	8,143
Standard Chartered Bank		Jun. 2022	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 920,000	(12,464)	(12,496)	(24,960)
WPP Finance SA		Jun. 2023	Citibank, N.A.	(1%)	Quarterly	EUR 350,000	(1,302)	3,808	2,506
WPP Finance SA		Jun. 2023	Credit Suisse International	(1%)	Quarterly	EUR 350,000	(1,301)	3,294	1,993
TOTAL BUY PROTECTION							(56,129)	38,306	(17,823)
Sell Protection
BNP Paribas SA	Baa2	Jun. 2023	Credit Suisse International	1%	Quarterly	EUR 750,000	(22,371)	21,092	(1,279)
Intesa Sanpaolo Spa	Ba1	Jun. 2023	Goldman Sachs Bank USA	1%	Quarterly	EUR 1,000,000	(127,600)	115,001	(12,599)
TOTAL SELL PROTECTION							(149,971)	136,093	(13,878)

TOTAL CREDIT DEFAULT SWAPS							$(206,100)	$174,399	$(31,701)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	6-month LIBOR(3)	Semi - annual	LCH	Dec. 2025	GBP 5,257,000	$9,328	$0	$9,328
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2033	EUR 5,375,000	38,815	0	38,815
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2038	EUR 1,026,000	10,434	0	10,434

TOTAL INTEREST RATE SWAPS							$58,577	$0	$58,577

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

For the period, the average monthly notional amount for swaps in the aggregate was $15,396,538.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,124,625 or 3.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $681,071.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $557,326.

 (f) Non-income producing

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) For the period, the average monthly notional amount for purchased swaptions was $18,953,759.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,047
Total	$42,047

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$642,273	$--	$642,273	$--
Corporate Bonds	113,805,208	--	113,805,208	--
U.S. Government and Government Agency Obligations	566,597	--	566,597	--
Foreign Government and Government Agency Obligations	14,032,539	--	14,032,539	--
Preferred Securities	27,057,884	--	27,057,884	--
Money Market Funds	2,806,978	2,806,978	--	--
Purchased Swaptions	343,731	--	343,731	--
Total Investments in Securities:	$159,255,210	$2,806,978	$156,448,232	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$2,118,081	$--	$2,118,081	$--
Futures Contracts	371,822	371,822	--	--
Swaps	66,720	--	66,720	--
Total Assets	$2,556,623	$371,822	$2,184,801	$--
Liabilities
Forward Foreign Currency Contracts	$(22,941)	$--	$(22,941)	$--
Futures Contracts	(191,752)	(191,752)	--	--
Swaps	(214,243)	--	(214,243)	--
Total Liabilities	$(428,936)	$(191,752)	$(237,184)	$--
Total Derivative Instruments:	$2,127,687	$180,070	$1,947,617	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$343,731	$0
Swaps(b)	8,143	(214,243)
Total Credit Risk	351,874	(214,243)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	2,118,081	(22,941)
Total Foreign Exchange Risk	2,118,081	(22,941)
Interest Rate Risk
Futures Contracts(d)	371,822	(191,752)
Swaps(e)	58,577	0
Total Interest Rate Risk	430,399	(191,752)
Total Value of Derivatives	$2,900,354	$(428,936)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (e) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
JPMorgan Chase Bank, N.A.	$1,794,304	$(4,450)	$1,789,854	$--	$--
BNP Paribas SA	324,324	(19,811)	252,077	--	52,436
Goldman Sachs Bank USA	210,334	(171,149)	--	--	39,185
Citibank, N.A.	119,781	(11,091)	--	--	108,690
Centrally Cleared OTC Swaps	58,577	--	--	--	58,577
State Street Bank and Trust Co	21,212	(4,833)	--	--	16,379
Canadian Imperial Bank of Commerce	--	(2,178)	--	--	(2,178)
Credit Suisse International	--	(23,672)	--	--	(23,672)
Exchange Traded Futures	371,822	(191,752)	--	--	180,070
Total	$2,900,354	$(428,936)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $160,489,937)	$156,448,232
Fidelity Central Funds (cost $2,806,978)	2,806,978
Total Investment in Securities (cost $163,296,915)		$159,255,210
Foreign currency held at value (cost $13,301,297)		13,369,806
Receivable for investments sold		4,438,211
Unrealized appreciation on forward foreign currency contracts		2,118,081
Receivable for fund shares sold		19,726
Dividends receivable		1,423
Interest receivable		1,444,944
Distributions receivable from Fidelity Central Funds		6,195
Receivable for daily variation margin for on futures contracts		2,345
Bi-lateral OTC swaps, at value		8,143
Total assets		180,664,084
Liabilities
Payable for investments purchased	$7,224,767
Unrealized depreciation on forward foreign currency contracts	22,941
Payable for fund shares redeemed	108,240
Bi-lateral OTC swaps, at value	214,243
Payable for daily variation margin on centrally cleared OTC swaps	132
Other payables and accrued expenses	5,026
Total liabilities		7,575,349
Net Assets		$173,088,735
Net Assets consist of:
Paid in capital		$174,646,933
Distributions in excess of net investment income		(108,770)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		232,594
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,682,022)
Net Assets, for 1,772,879 shares outstanding		$173,088,735
Net Asset Value, offering price and redemption price per share ($173,088,735 ÷ 1,772,879 shares)		$97.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$574,591
Interest		992,944
Income from Fidelity Central Funds		42,047
Income before foreign taxes withheld		1,609,582
Less foreign taxes withheld		(36,855)
Total income		1,572,727
Expenses
Custodian fees and expenses	$5,662
Independent directors' fees and expenses	238
Miscellaneous	3
Total expenses before reductions	5,903
Expense reductions	(128)
Total expenses after reductions		5,775
Net investment income (loss)		1,566,952
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,420,760
Forward foreign currency contracts	(473,458)
Foreign currency transactions	7,861
Futures contracts	(843,778)
Swaps	81,045
Total net realized gain (loss)		192,430
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(7,718,199)
Forward foreign currency contracts	3,926,731
Assets and liabilities in foreign currencies	(167,405)
Futures contracts	262,470
Swaps	161,319
Total change in net unrealized appreciation (depreciation)		(3,535,084)
Net gain (loss)		(3,342,654)
Net increase (decrease) in net assets resulting from operations		$(1,775,702)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	For the period June 13, 2017 (commencement of operations) to December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,566,952	$1,228,646
Net realized gain (loss)	192,430	(848,331)
Change in net unrealized appreciation (depreciation)	(3,535,084)	1,853,062
Net increase (decrease) in net assets resulting from operations	(1,775,702)	2,233,377
Distributions to shareholders from net investment income	(637,368)	(947,273)
Distributions to shareholders from net realized gain	–	(431,232)
Distributions to shareholders from tax return of capital	–	(1,084,812)
Total distributions	(637,368)	(2,463,317)
Affiliated share transactions
Proceeds from sales of shares	72,200,740	106,046,457
Reinvestment of distributions	637,368	2,463,317
Cost of shares redeemed	(3,636,088)	(1,980,049)
Net increase (decrease) in net assets resulting from share transactions	69,202,020	106,529,725
Total increase (decrease) in net assets	66,788,950	106,299,785
Net Assets
Beginning of period	106,299,785	–
End of period	$173,088,735	$106,299,785
Other Information
Distributions in excess of net investment income end of period	$(108,770)	$(1,038,354)
Shares
Sold	738,156	1,060,104
Issued in reinvestment of distributions	6,466	24,711
Redeemed	(36,874)	(19,684)
Net increase (decrease)	707,748	1,065,131

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Credit Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$99.80	$100.00
Income from Investment Operations
Net investment income (loss)B	1.243	1.214
Net realized and unrealized gain (loss)	(2.830)	.970
Total from investment operations	(1.587)	2.184
Distributions from net investment income	(.583)	(.922)
Distributions from net realized gain	–	(.415)
Tax return of capital	–	(1.047)
Total distributions	(.583)	(2.384)
Net asset value, end of period	$97.63	$99.80
Total ReturnC,D	(1.60)%	2.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%G
Expenses net of fee waivers, if any	.01%G	.01%G
Expenses net of all reductions	.01%G	.01%G
Net investment income (loss)	2.56%G	2.17%G
Supplemental Data
Net assets, end of period (000 omitted)	$173,089	$106,300
Portfolio turnover rateH	103%G	85%G

 A For the period June 13, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity International Credit Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, market discount, tax return of capital distribution and losses deferred due to excise tax regulations.

For the period ended December 31, 2017, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,452,188
Gross unrealized depreciation	(5,179,498)
Net unrealized appreciation (depreciation)	$(1,727,310)
Tax cost	$163,284,606

The Fund elected to defer to its next fiscal year approximately $3,035 of capital losses recognized during the period November 1, 2017 to December 31, 2017.

The Fund elected to defer to its next fiscal year $37,276 of ordinary losses recognized during the period November 1, 2017 to December 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options, and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$14,164	$(100,593)
Swaps	(127,020)	102,742
Total Credit Risk	(112,856)	2,149
Foreign Exchange Risk
Forward Foreign Currency Contracts	(473,458)	3,926,731
Interest Rate Risk
Futures Contracts	(843,778)	262,470
Swaps	208,065	58,577
Total Interest Rate Risk	(635,713)	321,047
Totals	$(1,222,027)	$4,249,927

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $116,219,030 and $50,212,743, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $128.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Actual	.0096%	$1,000.00	$984.00	$.05
Hypothetical-C		$1,000.00	$1,024.75	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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www.fidelity.com

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1.9882754.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 23, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 23, 2018